CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 March 4, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:                 First Trust Series Fund
                   (Registration Nos: 333-168727 and 811-22452)
               -------------------------------------------------------

Ladies and Gentlemen:

           On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on March 1, 2019. The Registration Statement relates to First Trust AQA Equity Fund, First Trust/Confluence Small Cap Value Fund, First Trust Preferred Securities and Income Fund and First Trust Short Duration High Income Fund, each a series of the Registrant.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.



                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                            -----------------------------------
                                                Morrison C. Warren

Enclosures